Benefit Programs - Schedule of Fair Value of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 264.5	$ 241.5	$ 213.8
U.S. Retirement Plan [Member] | Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22.2	5.2
U.S. Retirement Plan [Member] | Fixed income fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	217.8	193.0
U.S. Retirement Plan [Member] | Equity funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24.5	43.3
Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	71.6	61.5	62.6
Non-U.S. Benefit Plans [Member] | Insurance contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	71.6	61.5
Level 1 [Member] | U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | U.S. Retirement Plan [Member] | Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | U.S. Retirement Plan [Member] | Fixed income fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | U.S. Retirement Plan [Member] | Equity funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | Non-U.S. Benefit Plans [Member] | Insurance contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 2 [Member] | U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	264.5	241.5
Level 2 [Member] | U.S. Retirement Plan [Member] | Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22.2	5.2
Level 2 [Member] | U.S. Retirement Plan [Member] | Fixed income fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	217.8	193.0
Level 2 [Member] | U.S. Retirement Plan [Member] | Equity funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24.5	43.3
Level 2 [Member] | Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	71.6	61.5
Level 2 [Member] | Non-U.S. Benefit Plans [Member] | Insurance contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	71.6	61.5
Level 3 [Member] | U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | U.S. Retirement Plan [Member] | Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | U.S. Retirement Plan [Member] | Fixed income fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | U.S. Retirement Plan [Member] | Equity funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Non-U.S. Benefit Plans [Member] | Insurance contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets